Label	Element	Value
Innovator International Developed Power Buffer ETF™ - January | iShares MSCI Emerging Markets ETF, Expiration: 12/31/2026; Exercise Price: $0.96 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	100.40%
Innovator International Developed Power Buffer ETF™ - January | iShares MSCI Emerging Markets ETF, Expiration: 12/31/2026; Exercise Price: $96.03 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	3.80%
Innovator International Developed Power Buffer ETF™ - January | iShares MSCI Emerging Markets ETF, Expiration: 12/31/2026; Exercise Price: $81.63 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(1.50%)
Innovator International Developed Power Buffer ETF™ - January | iShares MSCI Emerging Markets ETF, Expiration: 12/31/2026; Exercise Price: $109.28 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(2.90%)